Income Taxes, U.S. and Foreign Income (Loss) Before Income Taxes (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) Before Income Taxes [Abstract]
U.S.	$ (16,269)	$ (13,534)
Foreign	262	0
Total loss before income taxes	$ (16,007)	$ (13,534)